Note to Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2020
Note to Consolidated Statements of Cash Flows

20. Note to Condensed Consolidated Statements of Cash Flows

Reconciliation of net loss for the period to net cash used in operating activities:

	Six Months Ended
	June 30,
	2020	2019

	(in US$’000)
Net loss	(48,246)	(43,455)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,923	2,405
Share-based compensation expense—share options	3,006	4,127
Share-based compensation expense—LTIP	3,961	1,370
Equity in earnings of equity investees, net of tax	(30,366)	(27,308)
Dividends received from equity investees	35,321	18,173
Changes in right-of-use assets	205	(929)
Other adjustments	(740)	1,107
Changes in working capital
Accounts receivable—third parties	(3,205)	(2,562)
Inventories	1,171	(2,113)
Accounts payable	1,910	520
Other payables, accruals and advance receipts	7,313	14,606
Lease liabilities	(334)	764
Other changes in working capital	(1,295)	3,250
Total changes in working capital	5,560	14,465
Net cash used in operating activities	(28,376)	(30,045)